Provisions, judicial deposits and restricted cash - escrow account and indemnity asset	12 Months Ended
Dec. 31, 2023
Provisions, judicial deposits and restricted cash – escrow account and indemnity asset
Provisions, judicial deposits and restricted cash – escrow account and indemnity asset
18	Provisions, judicial deposits and restricted cash – escrow account and indemnity asset

a. Provision

The Group is involved in tax and labor lawsuits that were considered probable losses and are provisioned according to the table below:

	Tax	Labor	Total
Balance as of December 31, 2021	131	502	633
Provisions	77	582	659
Provision of obligations assumed in a business combination (i)	-	13,583	13,583
Reversal of obligations assumed in a business combination (i)	-	(2,240)	(2,240)
Reversal	(3)	(270)	(273)
Payments	-	(15)	(15)
Balance as of December 31, 2022	205	12,142	12,347

Balance as of December 31, 2022	205	12,142	12,347
Provisions	-	18	18
Reversal	(205)	(237)	(442)
Reversal of obligations assumed in a business combination (i)	-	(2,303)	(2,303)
Balance as of December 31, 2023	-	9,620	9,620

(i)	In relation to Box 1824 business combination, the Group has assumed an amount of R$ 13,583 related to labor contingencies liability, on the acquisition date. As of December 31, 2023, the amount provisioned was R$ 9,040 (R$ 11,343 as of December 31,2022).

The Group is a party to civil, labor and tax lawsuits, whose likelihood of loss is regarded as possible, for which no provision was recorded, in the amount of R$ 8,519 as of December 31, 2023 (R$ 10,563 as of December 31, 2022).

b. Judicial deposits

As of December 31, 2023, the Group’s judicial deposits totaled R$ 7,280 (R$ 9,819 as of December 31, 2022), recognized in the statement of financial position, in non-current assets. Of this amount, R$ 7,008 (R$ 9,405 as of December 31, 2022) refers to tax lawsuits, and R$ 272 (R$ 415 as of December 31, 2022) refers to labor lawsuits.

c. Restricted cash – escrow account and indemnity asset

	December 31, 2023	December 31, 2022
Escrow account (i)	20,021	20,209
Indemnity asset (ii)	9,040	11,343
Total	29,061	31,552

(i)	Refers to guarantee in connection with business combination, in order to satisfy certain claims, if occur.
(ii)	Refers to an indemnification asset in connection with a business combination, where the Group has the right to be indemnified for all losses that may occur related to labor contingent liabilities.